SHARE CAPITAL (Details Narrative)					1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Feb. 23, 2026 CAD ($) shares	Jul. 21, 2025 CAD ($) shares	Jun. 12, 2025 CAD ($) shares	May 05, 2025 CAD ($) shares	Jun. 30, 2023 CAD ($)	Mar. 31, 2026 CAD ($) shares $ / shares	Mar. 31, 2025 CAD ($) shares $ / shares	Dec. 31, 2025 CAD ($) shares $ / shares	Dec. 31, 2025 CAD ($) shares $ / shares	Dec. 31, 2024 CAD ($)
IfrsStatementLineItems [Line Items]
Proceeds from issue of ordinary shares	$ 68,277,951	$ 34,279,276	$ 18,758,889	$ 4,973,404
Issuance cost	8,136,847
Equity	5,724,416					$ 155,782,440	$ 1,476,648	$ 96,596,795	$ 96,596,795	$ 4,621,783
Other expenses	2,412,431
Issuance cost		4,100,807	2,258,143	829,316		2,747,895	306	$ 5,102,898
Net proceeds from issue of ordinary shares	60,141,104	30,178,469	16,500,747	$ 4,144,088
Number of warrants convertible to shares | shares				100,000
Share issue costs						$ 5,160,327
Number of options, granted						0
Adjustments for share based payments						$ 244,064	288,883
Weighted average remaining contractual life of warrants						4 years 1 month 28 days			4 years 6 months
Number of RSUs outstanding, Beginning of the period | shares						61,911
Number of RSUs outstanding, Ending of the period | shares						60,715		61,911	61,911
Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of stock issued for restrcited share units | shares									216,738
Share based payment expense						$ 244,064	287,869
Stock options [member]
IfrsStatementLineItems [Line Items]
Adjustments for share based payments							$ 1,013
Broker warrants [member]
IfrsStatementLineItems [Line Items]
Issuance cost	2,976,520	$ 1,429,172	632,798	$ 163,757
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Proceeds from issue of ordinary shares	48,033,503		18,082,472	$ 4,545,997
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of warrants						2 years 10 months 24 days	4 years 6 months
Number of RSUs outstanding, Beginning of the period | shares						4,592,443	3,717,502		3,717,502
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares						$ 6.90	$ 5.16		$ 5.16
Warrants, Issued | shares						2,477,500			12,587,289
Weighted Average Exercise Price, Issued | $ / shares						$ 11.97			$ 5.81
Warrants, Exercised | shares						(2,121,196)			(11,712,348)
Weighted Average Exercise Price, Exercised | $ / shares						$ 0.0037			$ 4.80
Number of RSUs outstanding, Ending of the period | shares						4,948,747		4,592,443	4,592,443
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares						$ 7.27		$ 6.90	$ 6.90
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of stock issued | shares				100,000
Proceeds from issue of ordinary shares	$ 20,244,448		$ 676,418	$ 427,407
Common stock 1 [member]
IfrsStatementLineItems [Line Items]
Number of stock issued | shares	5,030,000	4,672,895	5,500,000	1,715,000
Number of shares exercise | shares		11,712,347
Share issue costs					$ 140,000
Common stock 1 [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Prefunded warrants | shares	2,120,000
Overallotment shares [member]
IfrsStatementLineItems [Line Items]
Number of stock issued | shares				100,000
Issuance cost				$ 28,030
Net proceeds from issue of ordinary shares				265,970
Shares issued for financing cost				$ 294,000